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Centre American Select Equity Fund
SUMMARY OF CENTRE AMERICAN SELECT EQUITY FUND
INVESTMENT OBJECTIVE
The Centre American Select Equity Fund (the "Fund") seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre American Select Equity Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the purchase of such shares)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre American Select Equity Fund		Investor Class	Institutional Class
Management Fees	[1]	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Shareholder Service Fees	[2]	0.10%	0.07%
Other Expenses	[3]	0.48%	0.48%
Total Annual Fund Operating Expenses		1.58%	1.30%
Fee Waiver and/or Expense Reimbursement	[4]	(0.13%)	(0.33%)
Net Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		1.45%	0.97%
[1]	Under the investment advisory agreement, the Fund pays to the Adviser an investment advisory fee (accrued daily and payable monthly) at an annual rate of 0.75% of the Fund's average daily net assets for the first $1 billion and 0.70% of the Fund's average daily net assets thereafter.
[2]	Shareholder Service Fees in the table above have been restated to reflect current fees. The operating expenses in this table may not correlate to the expense ratio in the Fund's financial highlights.
[3]	"Other Expenses" include acquired fund fees and expenses, which were less than 0.01% of the average net assets of the Fund. Acquired fund fees and expenses are incurred indirectly by the Fund as a result of investing in securities of one or more investment companies.
[4]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has agreed to reduce its advisory fees and/or reimburse other expenses of the Fund through at least October 31, 2021 to the extent necessary to limit the current operating expenses of the Fund including, as applicable, investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to an annual rate of 1.10% of the average daily net assets of the Investor Class shares and 0.90% of the average daily net assets of the Institutional Class shares (the "Expense Limitation Agreement"). The Expense Limitation Agreement may be terminated at any time by the Board of Trustees of the Trust (the "Board") upon 60 days' written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Limitation Agreement may not remain in effect after October 31, 2021 .

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Centre American Select Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	148	486	848	1,865
Institutional Class	99	379	681	1,537

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2019 , the Fund's portfolio turnover rate was 114 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the Fund is to seek long-term growth of capital. This investment objective may be changed without shareholder approval. The Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. U.S. companies, for this purpose, consist of those companies that: (i) are incorporated in the U.S.; and (ii) list their common stock on, and principally trade on, the New York Stock Exchange ("NYSE") (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. The 80% portion of the Fund's portfolio consists of investments in U.S. companies that are members of the S&P 500 Index or possess similar minimum market capitalization and trading volume attributes.[1] The Fund's common stock investments may include exchange-listed equities from companies across various sectors and industries. The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies, preferred stock, exchange-traded funds ("ETFs"), and preferred stock.

[1] Under current S&P Dow Jones Indices market capitalization guidelines, companies are required to have a market value of at least $6.1 billion for listing in the S&P 500 Index. S&P Dow Jones Indices typically makes adjustments to its benchmark indexes on an annual basis.

In selecting investments for the Fund, the Adviser utilizes a "bottom-up" fundamental stock selection process that the Adviser believes yields a more accurate picture of a company's intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company's operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added[2] framework to select investments. The framework focuses on the fundamentals of shareholder wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company's value. In the shorter-term, markets often undervalue or overvalue a company's ability to create or destroy shareholder wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser's target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company's ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders' interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund's assets to commit to a particular investment) in order to maximize return relative to risk. The Adviser may sell or reduce the Fund's position in a security when the facts or analysis surrounding the reasons for investing in the security have changed.

The Fund may purchase or sell exchange-traded derivative products, such as exchange-traded futures and options, for capital preservation, enhancement of returns, temporary cash management, or investment transition purposes. For example, the Adviser may utilize exchange-traded futures and options to hedge the risks of existing stock positions in the Fund's portfolio against significant equity market declines that may occur over short periods of time. Such capital protection strategies will be used tactically when the Adviser's current assessment of market valuation indicates forward returns as low relative to downside risk and the cost to upside potential from utilizing portfolio preservation tools reasonable. A protective put option strategy, when tactically employed, is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index meaning that the value of an index put option generally increases as the underlying securities in the Fund decrease in price and decreases as those securities increase in price. The Adviser may also seek to enhance returns by writing (selling) out of the money call options tailored with exercise prices generally above the current market prices of stocks held in the Fund or on the S&P 500 Index at the time of the call sale. As the seller of the call option, the Fund receives cash (the premium) from the purchaser. Furthermore, the Fund may also invest in S&P 500 Index futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund.

[2] Economic Value Added (EVA) is an estimate of a company's economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company's capital, is an amount that may be considered in the assessment of a company's overall value.

The Fund generally maintains a fully-invested posture. As such, cash is typically held to a minimum. However, significant investor inflows may temporarily increase cash positions. The Fund may also, under unusual circumstances, take temporary defensive positions and hold up to 100% of its portfolio in cash or cash equivalent positions. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund's portfolio) may decline regardless of any company's long-term prospects. The Fund's performance per share will change daily in response to such factors.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor or achieve the Adviser's expectations with respect to the price of the security.

Sector Risk. To the extent that the Fund focuses its investments in the securities issued by companies in a particular market sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund's investments were more diversified among various different sectors.

Derivative Risk. Loss may result from the Fund's use of derivatives. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to a non-exchange traded derivative transaction; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives may contain "inherent" leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses.

Portfolio Turnover Risk. The Adviser will sell portfolio securities when it believes that it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Adviser's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund's ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund's ability to achieve its investment objective.

PERFORMANCE INFORMATION

The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.centrefunds.com or by calling 1-855-298-4236.

The following bar chart depicts changes in the Fund's performance from year to year during the periods indicated for Investor Class shares only, since the Investor Class has the longest period of annual returns. The performance of the Institutional Class shares will differ from the performance shown because the Institutional Class shares have different expenses than the Investor Class shares.

Annual Total Returns for the Last 8 Calendar Years – Investor Class Shares

Annual Total Returns (Years Ended December 31) - Investor Class Shares

Best Quarter:	1st Quarter, 2012	+13.79%
Worst Quarter:	4th Quarter, 2018	-13.13%

The following performance table compares the Fund's average annual total returns for the periods indicated to those of a broad-based securities market index. The index is not actively managed and not available for direct investment.

Average Annual Total Returns (for the periods ended December 31, 2019 )
Average Annual Total Returns - Centre American Select Equity Fund		1 Year	5 Years	Since Inception [2]
Investor Class	[1]	16.44%	8.07%	11.14%
Investor Class | After Taxes on Distributions	[1]	13.93%	5.34%	8.25%
Investor Class | After Taxes on Distributions and Sales	[1]	11.52%	6.01%	8.22%
Investor Class | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[3]	31.49%	11.70%	15.00%
Institutional Class		17.10%	8.37%	8.42%
Institutional Class | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[3]	31.49%	11.70%	12.18%
[1]	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
[2]	The inception date of the Investor Class shares is December 21, 2011 and the inception date of the Institutional Class shares is January 21, 2014.
[3]	The S&P 500 Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The "Since Inception" dates for the Index are in alignment with the respective inception dates of the Investor Class shares and the Institutional Class shares.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown in the table. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account ("IRA"). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.